Note 17 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017

Canada	16,715	17,964	19,560
United States	11,077	6,203	2,670
Other countries	11,718	10,581	9,270
	39,510	34,748	31,500

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Current income tax expense
Canada	3,037	1,243	447
United States	1,298	494	873
Other countries	1,707	4,835	2,702
	6,042	6,572	4,022
Deferred income tax expense (recovery)
Canada	2,531	2,051	4,251
United States	67	1,876	1,272
Other countries	(407)	(2,630)	(1,883)
	2,191	1,297	3,640
	8,233	7,869	7,662

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2019	January 31, 2018
Assets
Accrued liabilities not currently deductible	11,483	9,060
Accumulated net operating losses	11,081	13,868
Research and development and other tax credits and expenses	911	1,580
Total deferred income tax assets	23,475	24,508
Liabilities
Difference between tax and accounting basis of intangible assets	(23,974)	(12,976)
Difference between tax and accounting basis of property and equipment	(909)	(6,933)
Other timing differences	(574)	(267)
Total deferred income tax liabilities	(25,457)	(20,176)
Net deferred income taxes	(1,982)	4,332
Valuation allowance	(9,927)	(11,257)
Net deferred income taxes, net of valuation allowance	(11,909)	(6,925)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Income before income taxes	39,510	34,748	31,500

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	10,470	9,207	8,347
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(133)	(1,870)	(882)
Effect of differences between Canadian and foreign tax rates	(172)	595	213
Effect of rate changes on current year timing differences	(245)	(571)	495
Adjustments relating to previous periods	(973)	(152)	(431)
Increase (decrease) in tax reserves	(515)	1,954	492
Valuation allowance	(344)	(1,564)	(1,580)
Stock based compensation	231	(135)	351
Deferred tax charges	-	179	400
Other, including foreign exchange	(86)	226	257
Income tax expense	8,233	7,869	7,662

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	United States	EMEA	Asia Pacific	Total
2020	-	-	671	671
2021	-	-	273	273
2022	1	-	48	49
2023	12	1,162	-	1,174
2024	-	131	-	131
Thereafter	5,271	46,459	4,524	56,254
	5,284	47,752	5,516	58,552

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31, 2019	January 31, 2018
Liability, beginning of year	8,977	6,388
Gross increases – current period	493	3,368
Lapsing due to statutes of limitations	(1,646)	(779)
Liability, end of year	7,824	8,977